Risk/Return Detail Data - FidelityAdvisorLimitedTermBondFund-RetailPRO	Oct. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series II
FidelityAdvisorLimitedTermBondFund-RetailPRO | Fidelity Advisor Limited Term Bond Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity Advisor® Limited Term Bond Fund October 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityAdvisorLimitedTermBondFund-RetailPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Limited Term Bond Fund
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.30%
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381

[1]	A Adjusted to reflect current fees.